Share capital - Capital increase (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares	54,465,421	50,936,778	46,256,078
Balance at beginning of period	€ 1,214,249,000	€ 1,011,983,000	€ 758,701,000
Share capital	287,282,000	236,540,000	233,414,000
Net issue of equity	960,087,000	296,188,000	363,924,000
Share premium	2,703,583,000	1,277,780,000	993,025,000
Exercise of warrants	€ 17,167,000	€ 7,657,000	€ 5,288,000
Average exercise price warrants	€ 22.8	€ 13.5	€ 14.4
Balance at end of period, shares	64,666,802	54,465,421	50,936,778
Balance at end of period	€ 2,875,658,000	€ 1,214,249,000	€ 1,011,983,000
Par value of shares	€ 5.41
April 6, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			247,070
Average exercise price warrants			€ 16.33
Closing share price on date of capital increase			€ 84.60
June 20, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			52,030
Average exercise price warrants			€ 12.14
Closing share price on date of capital increase			€ 70.66
September 21, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			28,100
Average exercise price warrants			€ 9.55
Closing share price on date of capital increase			€ 84.62
November 23, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares			41,000
Average exercise price warrants			€ 8.63
Closing share price on date of capital increase			€ 77.53
March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		298,184
Average exercise price warrants		€ 13.16
Closing share price on date of capital increase		€ 83.72
June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		102,801
Average exercise price warrants		€ 13.01
Closing share price on date of capital increase		€ 85.00
October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		135,485
Average exercise price warrants		€ 14.86
Closing share price on date of capital increase		€ 94.32
November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares		30,800
Average exercise price warrants		€ 12.40
Closing share price on date of capital increase		€ 88.90
March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares	149,370
Average exercise price warrants	€ 23.30
Closing share price on date of capital increase	€ 90.32
June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares	208,310
Average exercise price warrants	€ 20.76
Closing share price on date of capital increase	€ 113.55
August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Issue of shares	6,828,985
September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares	301,745
Average exercise price warrants	€ 22.12
Closing share price on date of capital increase	€ 145.25
November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants, shares	2,617,791
Average exercise price warrants	€ 140.59
Closing share price on date of capital increase	€ 170.75
November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares	95,180
Average exercise price warrants	€ 28.23
Closing share price on date of capital increase	€ 172.95
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of period	€ 236,540,000	€ 233,414,000	€ 223,928,000
Net issue of equity	36,945,000	16,021,000	23,331,000
Exercise of warrants	4,082,000	3,069,000	1,992,000
Balance at end of period	287,282,000	236,540,000	233,414,000
Share capital. | April 6, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			1,337,000
Share capital. | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Underwriter discounts and offering expenses (paid)			(15,790,000)
Offering expenses still to be paid			(47,000)
Share capital. | June 20, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			281,000
Share capital. | September 21, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			152,000
Share capital. | November 23, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			222,000
Share capital. | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		1,613,000
Share capital. | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		556,000
Share capital. | October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		733,000
Share capital. | November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		167,000
Share capital. | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	808,000
Share capital. | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	1,127,000
Share capital. | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Net issue of equity	32,498,000
Underwriter discounts and offering expenses (paid)	(4,447,000)
Share capital. | September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	1,632,000
Share capital. | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants	14,162,000
Share capital. | November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	515,000
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,277,780,000	993,025,000	649,135,000
Net issue of equity	923,142,000	280,167,000	340,593,000
Exercise of warrants	13,085,000	4,588,000	3,296,000
Balance at end of period	2,703,583,000	1,277,780,000	993,025,000
Share premium account | April 6, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			2,697,000
Share premium account | June 20, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			350,000
Share premium account | September 21, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			117,000
Share premium account | November 23, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			132,000
Share premium account | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		2,311,000
Share premium account | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		781,000
Share premium account | October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		1,281,000
Share premium account | November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		215,000
Share premium account | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,673,000
Share premium account | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	3,198,000
Share premium account | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Net issue of equity	979,891,000
Derecognition of Financial Liability	56,749,000
Share premium account | September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	5,043,000
Share premium account | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants	432,826,000
Derecognition of Financial Liability	78,953,000
Share premium account | November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,172,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,514,320,000	1,226,439,000	873,063,000
Balance at end of period	2,911,912,000	1,514,320,000	1,226,439,000
Share capital and share premium | April 6, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			4,034,000
Share capital and share premium | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Underwriter discounts and offering expenses (paid)			(15,790,000)
Offering expenses still to be paid			(47,000)
Share capital and share premium | June 20, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			632,000
Share capital and share premium | September 21, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			269,000
Share capital and share premium | November 23, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			€ 354,000
Share capital and share premium | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		3,924,000
Share capital and share premium | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		1,337,000
Share capital and share premium | October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		2,014,000
Share capital and share premium | November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		€ 382,000
Share capital and share premium | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	3,481,000
Share capital and share premium | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	4,325,000
Share capital and share premium | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Net issue of equity	1,012,389,000
Underwriter discounts and offering expenses (paid)	(4,447,000)
Derecognition of Financial Liability	56,749,000
Share capital and share premium | September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	6,675,000
Share capital and share premium | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants	368,035,000
Share capital and share premium | November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	€ 2,687,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value of shares	€ 5.41
Ordinary Shares | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Issue of shares	6,828,985
Closing share price on date of capital increase	€ 148.90
Ordinary Shares | Share capital. | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Net issue of equity	€ 36,945,000
Ordinary Shares | Share premium account | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Net issue of equity	923,142,000
Ordinary Shares | Share capital and share premium | August 23, 2019 : share subscription by Gilead
Disclosure of classes of share capital [line items]
Net issue of equity	€ 960,087,000
American Depositary Receipts
Disclosure of classes of share capital [line items]
Issue of shares		2,961,373
American Depositary Receipts | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Issue of shares			4,312,500
Closing share price on date of capital increase			€ 81.34
American Depositary Receipts | Share capital.
Disclosure of classes of share capital [line items]
Net issue of equity		€ 16,021,000
American Depositary Receipts | Share capital. | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity			€ 23,331,000
American Depositary Receipts | Share premium account
Disclosure of classes of share capital [line items]
Net issue of equity		280,167,000
American Depositary Receipts | Share premium account | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity			340,593,000
American Depositary Receipts | Share capital and share premium
Disclosure of classes of share capital [line items]
Net issue of equity		€ 296,188,000
American Depositary Receipts | Share capital and share premium | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity			€ 363,924,000
U.S. public offering
Disclosure of classes of share capital [line items]
Issue of shares		2,961,373
Closing share price on date of capital increase		€ 99.68
U.S. public offering | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Issue of shares			4,312,500
U.S. public offering | Share capital.
Disclosure of classes of share capital [line items]
Net issue of equity		€ 57,000
Underwriter discounts and offering expenses (paid)		(15,964,000)
U.S. public offering | Share capital. | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity			€ 7,494,000
U.S. public offering | Share premium account
Disclosure of classes of share capital [line items]
Net issue of equity		280,167,000
U.S. public offering | Share premium account | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity			340,593,000
U.S. public offering | Share capital and share premium
Disclosure of classes of share capital [line items]
Net issue of equity		280,224,000
Underwriter discounts and offering expenses (paid)		€ (15,964,000)
U.S. public offering | Share capital and share premium | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Net issue of equity			€ 348,087,000
Warrants | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants, shares	2,617,791
Warrants | Share capital. | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants	€ 14,162,000
Warrants | Share premium account | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants	353,873,000
Warrants | Share capital and share premium | November 6, 2019 : exercise of warrant A by Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants	€ 368,035,000